PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

a.	Composition:

	December 31,
	2021	2020
Cost:

Land and buildings	$2,924	$2,890
Machinery and equipment	2,861	2,665
Motor vehicles	580	509
Promotional displays	244	244
Office furniture and equipment	2,350	2,215

	8,959	8,523
Accumulated depreciation:

Buildings	1,841	1,712
Machinery and equipment	2,366	2,234
Motor vehicles	414	395
Promotional displays	192	166
Office furniture and equipment	2,037	1,934

	6,850	6,441

Property and equipment, net	$2,109	$2,082

b.	Depreciation expenses amounted to $519, $434 and $436 for the years ended December 31, 2021, 2020 and 2019, respectively.